GOODWILL AND INTANGIBLES (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization		$ 2,620	$ 2,531
Foreign currency translation adjustment		(39)	(99)
Total intangibles assets		6,257	8,817
Customer Relationships [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	[1]	13,983	13,983
Finite-Lived Intangible Assets, Accumulated Amortization		$ (7,687)	$ (5,067)

[1]	In 2022, includes $1,789 Acquired through business combination of Magrab.